LONG-TERM DEBT (Tables)	12 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
Schedule of Long-term Debt
Debt at September 30, 2025 and 2024 consisted of the following:

		At September 30, 2025
		Outstanding Balance	Original Issuer Premium (Discount)	Capitalized Fees & Expenses	Balance Sheet	Coupon Interest Rate
Senior Notes due 2028	(a)	$974,775	$121	$(4,880)	$970,016	5.75%
Term Loan B due 2029	(b)	449,000	(461)	(4,169)	444,370	Variable
Revolver due 2028	(b)	—	—	(2,113)	(2,113)	Variable
Other debt	(c)	36	—	—	36	Variable
Totals		1,423,811	(340)	(11,162)	1,412,309
less: Current portion		(8,033)	—	—	(8,033)
Long-term debt		$1,415,778	$(340)	$(11,162)	$1,404,276

		At September 30, 2024
		Outstanding Balance	Original Issuer Premium (Discount)	Capitalized Fees & Expenses	Balance Sheet	Coupon Interest Rate
Senior notes due 2028	(a)	$974,775	$169	$(6,900)	$968,044	5.75%
Term Loan B due 2029	(b)	457,000	(599)	(5,420)	450,981	Variable
Revolver due 2028	(b)	107,500	—	(2,859)	104,641	Variable
Other debt	(c)	118	—	—	118	Variable
Totals		1,539,393	(430)	(15,179)	1,523,784
less: Current portion		(8,077)	—	—	(8,077)
Long-term debt		$1,531,316	$(430)	$(15,179)	$1,515,707

Interest expense consists of the following for 2025, 2024 and 2023.

		Year Ended September 30, 2025
		Effective Interest Rate	Cash Interest	Amort. Debt (Premium) Discount	Amort. Deferred Cost & Other Fees	Total Interest Expense
Senior notes due 2028	(a)	5.95%	$56,058	$(48)	$2,020	$58,030
Term Loan B due 2029	(b)	6.94%	30,131	137	1,251	31,519
Revolver due 2028	(b)	Variable	5,945	—	746	6,691
Other debt	(c)	Variable	262	—	—	262
Capitalized interest			(765)	—	—	(765)
Totals			$91,631	$89	$4,017	$95,737

		Year Ended September 30, 2024
		Effective Interest Rate	Cash Interest	Amort. Debt (Premium) Discount	Amort. Deferred Cost & Other Fees	Total Interest Expense
Senior notes due 2028	(a)	5.93%	$56,050	$(48)	$2,020	$58,022
Term Loan B due 2029	(b)	8.17%	36,193	163	1,304	37,660
Revolver due 2028	(b)	Variable	8,018	—	746	8,764
Other debt	(c)	Variable	380	—	—	380
Capitalized interest			(1,005)	—	—	(1,005)
Totals			$99,636	$115	$4,070	$103,821

		Year Ended September 30, 2023
		Effective Interest Rate	Cash Interest	Amort. Debt Premium	Amort. Deferred Cost & Other Fees	Total Interest Expense
Senior notes due 2028	(a)	5.95%	$56,050	$(48)	$2,020	$58,022
Term Loan B due 2029	(b)	7.49%	35,321	172	1,398	36,891
Revolver due 2028	(b)	Variable	4,282	—	646	4,928
Other debt	(c)	Variable	12	—	—	12
Capitalized interest			(142)	—	—	(142)
Totals			$95,523	$124	$4,064	$99,711
Minimum payments under debt agreements for the next five years are as follows: $8,033 in 2026, $8,003 in 2027, $982,775 in 2028, $425,000 in 2029, and no debt payments due in 2030 or thereafter.

(a)During 2020, Griffon issued, at par, $1,000,000 of 5.75% Senior Notes due 2028 (the "Senior Notes"). Proceeds from the Senior Notes were used to redeem $1,000,000 of 5.25% Senior Notes due in 2022. In connection with the issuance and exchange of the Senior Notes, Griffon capitalized $16,448 of underwriting fees and other expenses incurred, which is being amortized over the term of such notes. During 2022, Griffon purchased $25,225 of Senior Notes in the open market at a weighted average discount of 91.82% of par, or $23,161. As of September 30, 2025, outstanding Senior Notes due totaled $974,775; interest is payable semi-annually on March 1 and September 1.

The Senior Notes are senior unsecured obligations of Griffon guaranteed by certain domestic subsidiaries, and subject to certain covenants, limitations and restrictions. The Senior Notes were registered under the Securities Act of 1933, as amended (the "Securities Act") via an exchange offer. The fair value of the Senior Notes approximated $972,338 on September 30, 2025 based upon quoted market prices (Level 1 inputs). At September 30, 2025, $4,880 of underwriting fees and other expenses incurred remained to be amortized.

(b)    On January 24, 2022, Griffon amended and restated its Credit Agreement (the "Credit Agreement") to provide for a new $800,000 Term Loan B facility, due January 24, 2029, in addition to the revolving credit facility (the "Revolver") provided for under the Credit Agreement. The Term Loan B facility was issued at 99.75% of par value. As of September 30, 2025, Griffon has prepaid $325,000 aggregate principal amount of the Term Loan B, which permanently reduced the outstanding balance. In connection with the prepayment of the Term Loan B, Griffon recognized charges of $437 and $6,296 on the prepayment of debt in 2023 and 2022, respectively. The charges were comprised of write-offs of unamortized debt issuance costs of $386 and $5,575 for 2023 and 2022, respectively, and the original issue discount of $51 and $721 for 2023 and 2022, respectively. As of September 30, 2025, the Term Loan B outstanding balance was $449,000.
On June 26, 2024, Griffon further amended its Credit Agreement to favorably reprice the Term Loan B facility. The amendment reduced the margin above SOFR by 0.25%, eliminated the credit spread adjustment and reduced the SOFR floor from 0.50% to 0%. In connection with the amendment, Griffon recognized a $1,700 loss on debt extinguishment during the year ended September 30, 2024 in the Company's Consolidated Statements of Operations, primarily consisting of the write-off of unamortized debt issuance costs and original issue discount related to portions of the Term Loan B facility that were repaid and then reborrowed from new lenders. At September 30, 2025, $4,169 of costs incurred remained to be amortized over the term of the loan.

The Term Loan B bears interest at the Term SOFR rate plus a spread of 2.00% (6.13% as of September 30, 2025). The Term Loan B facility continues to require nominal quarterly principal payments of $2,000, potential additional annual principal payments based on a percentage of excess cash flow and certain secured leverage thresholds, and a final balloon payment due at maturity. Term Loan B borrowings may generally be repaid without penalty. Once repaid, Term Loan B borrowings may not be reborrowed. The Term Loan B facility is subject to the same affirmative and negative covenants that apply to the Revolver (as described below), but is not subject to any financial maintenance covenants. Term Loan B borrowings are secured by the same collateral that secures borrowings under the Revolver, on an equal and ratable basis. The fair value of the Term Loan B facility approximated $450,684 on September 30, 2025 based upon quoted market prices (Level 1 inputs).

On August 1, 2023, Griffon amended and restated the Credit Agreement to increase the maximum borrowing availability under the Revolver from $400,000 to $500,000 and extend the maturity date of the Revolver from March 22, 2025 to August 1, 2028. In the event the 2028 Senior Notes are not repaid, refinanced, or replaced prior to December 1, 2027, the Revolver will mature on December 1, 2027. The amendment also modified certain other provisions of the Credit Agreement, including increasing the letter of credit sub-facility under the Revolver from $100,000 to $125,000 and increasing the customary accordion feature from a minimum of $375,000 to a minimum of $500,000. The Revolver also includes a multi-currency sub-facility of $200,000.

Borrowings under the Revolver may be repaid and re-borrowed at any time. Interest is payable on borrowings at either a SOFR, SONIA or base rate benchmark rate, plus an applicable margin, which adjusts based on financial performance. Griffon's SOFR loans accrue interest at Term SOFR plus a credit adjustment spread and a margin of 1.75% (5.98% at September 30, 2025); SONIA loans accrue interest at SONIA Base Rate plus a credit adjustment spread and a margin of 1.75% (5.75% at September 30, 2025); and base rate loans accrue interest at prime rate plus a margin of 0.75% (8.00% at September 30, 2025).

At September 30, 2025, under the Credit Agreement, there were no outstanding borrowings on the Revolver; outstanding standby letters of credit were $14,328; and $485,672 was available, subject to certain loan covenants, for borrowing at that date.

The Revolver has certain financial maintenance tests including a maximum total leverage ratio, a maximum senior secured leverage ratio and a minimum interest coverage ratio, as well as customary affirmative and negative covenants and events of default. The negative covenants place limits on Griffon's ability to, among other things, incur indebtedness, incur liens, and make restricted payments and investments. Both the Revolver and Term Loan B borrowings under the Credit Agreement are guaranteed by Griffon’s material domestic subsidiaries and are secured, on a first priority basis, by substantially all domestic assets of the Company and the guarantors.

(c) The balance in other debt consists primarily of finance leases.